INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 1999
(Unaudited)

ISSUER/INDUSTRY                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK
AND PREFERRED RIGHTS--95.9%
AMERICAN DEPOSITORY RECEIPTS/
ADR's--1.6%
--------------------------------------------------------------------------------
Magyar Olaj -Es Gazipari
  Energy Sources                                         7,400      $    177,600
Matav RT
  Telecommunications                                     7,200           198,000
Telecom Argentina SA
  Telecommunications                                     6,700           179,225
                                                                     -----------
                                                                         554,825
                                                                     -----------
AUSTRALIA--1.3%
--------------------------------------------------------------------------------
Australia & New Zealand Bank
  Banking                                                6,895            50,634
Brambles Industrial Ltd.
  Business Services                                      1,394            36,676
Colonial Ltd.
  Banking                                               12,357            43,702
Fosters Brewing
  Beverage & Tobacco                                     6,426            18,088
Lend Lease Corp.
  Real Estate                                            5,201            71,317
News Corp.
  Broadcasting                                           8,465            72,130
North Ltd.
  Non-Ferrous Metals1                                    3,344            26,992
Publishing & Broadcasting Ltd.
  Broadcasting                                           7,486            49,338
Telestra Corp.
  Telecommunications                                     7,664            43,859
Woodside Petroleum Co. Ltd.
  Energy Sources                                         7,316            49,475
                                                                     -----------
                                                                         462,211
                                                                     -----------
FINLAND--2.2%
--------------------------------------------------------------------------------
Nokia AB
  Electrical & Electronics                               6,232           546,062
Sonera Yhtyma
  Telecommunications                                     9,365           204,663
                                                                     -----------
                                                                         750,725
                                                                     -----------
FRANCE--12.0%
--------------------------------------------------------------------------------
AXA-UAP
  Insurance                                              4,496           548,285
Bouygues
  Homebuilders                                             601           158,788
Bouygues-Preferred Rights
  Homebuilders                                             601             1,599
Canal Plus
  Broadcasting                                             637           178,675
Cap Gemini
  Business & Public Services                             2,500           392,754
Carrefour
  Retailing                                              2,880           423,061
Cie de St. Gobain
  Containers & Glass                                       834           132,828
Groupe Danone
  Food & Household Products                                752           193,800
France Telecom
  Telephone Utilities                                    5,106           385,553
Lafarge
  Building Materials                                     1,536           145,988
L'Oreal
  Pharmaceuticals & Health                                 730           493,277
Pinault-Printemps
  Retailing                                              1,523           261,245
Sanofi
  Pharmaceuticals & Health                               6,068           257,401
Vivendi
  Business & Public Services                             7,032           569,404
                                                                     -----------
                                                                       4,142,658
                                                                     -----------
GERMANY--10.3%
--------------------------------------------------------------------------------
Allianz AG
  Insurance                                              1,647           456,711
Basf AG
  Chemicals                                              2,872           126,862
Bayer AG
  Chemicals                                              3,015           125,564
Deutsche Bank AG
  Banking                                                  177            10,793
Deutsche Telekom AG
  Telephone Utilities                                   10,884           456,645
Man AG
  Telecommunications                                     4,208           143,582
Mannesmann AG
  Telecommunications                                     4,059           605,457
Metro AG
  Retailing                                              2,590           160,728
Preussag AG
  Multi-Industry                                         5,280           283,575
RWE AG
  Electrical & Gas Utilities                             5,579           258,167
SAP AG -Preferred Rights
  Data Processing &
  Reproduction                                           1,224           488,932

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(Continued)                             June 30, 1999
(Unaudited)


ISSUER/INDUSTRY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Siemens AG
  Electrical Equipment                                   3,214      $    247,824
Veba AG
  Electrical & Gas Utilities                             3,768           221,402
                                                                     -----------
                                                                       3,586,242
                                                                     -----------
HONG KONG--0.7%
--------------------------------------------------------------------------------
CLP Holdings
  Electrical & Gas Utilities                            20,000            97,182
Hutchinson Whampoa
  Multi-Industry                                        17,000           153,926
                                                                     -----------
                                                                         251,108
                                                                     -----------
ITALY--2.6%
--------------------------------------------------------------------------------
Assicurazioni Generali Spa
  Insurance                                             12,376           428,662
Mediaset
  Broadcasting                                          20,231           179,771
Tecnost Spa
  Electronics                                           13,939            34,342
Telecom Italia Mobile Spa
  Telecommunications                                    41,106           245,346
                                                                     -----------
                                                                         888,121
                                                                     -----------
JAPAN--24.5%
--------------------------------------------------------------------------------
Advantest
  Electronics                                            1,000           109,945
Alps Electric Co.
  Electronics                                            2,000            46,871
Asahi Breweries
  Food & Household
  Products                                               5,000            62,247
Bank of Tokyo Mitsubishi
  Banking                                               49,000           697,917
Bridgestone Corp.
  Industrial Components                                  9,000           272,299
Canon Inc.
  Photography                                            9,000           258,907
Denso Corp.
  Auto Parts                                             9,000           183,021
East Japan Railway
  Railroads & Equipment                                     41           220,303
Ebara Corp.
  Machinery &
  Engineering                                            3,000            35,687
Fanuc
  Electronics                                            3,000           161,197
Fujitsu Ltd.
  Data Processing &
  Reproduction                                          20,000           402,579
Hankyu Corp.
  Railroads & Equipment                                  9,000            35,711
Hirose Electric
  Electronics                                            1,000           103,827
Honda Motor Co. Ltd.
  Automobiles                                           10,000           424,072
Hoya Corp.
  Pharmaceuticals & Health                               1,000            56,460
Ito Yokado Co.
  Retailing                                              4,000           267,835
Japan Air Lines Co.
  Air Travel                                            19,000            62,825
Jusco Co.
  Retailing                                              3,000            54,559
Kao Corp.
  Food & Household
  Products                                               7,000           196,743
Kawasaki Heavy Industries
  Machinery &
  Engineering                                           15,000            40,671
Kinki Nippon Railway
  Railroads & Equipment                                 17,000            83,616
Minebea Co.
  Machinery & Engineering                                4,000            44,639
Murata Manufacturing Co.
  Electronics                                            3,000           197,404
NGK Insulators
  Electrical & Electronics                               4,000            41,795
Nankai Electrical Railway
  Railroads & Equipment                                  6,000            27,825
Nippon Express Co.
  Trucking & Freight                                    11,000            65,925
Nippon Telegraph &
  Telephone Co.
  Telephone Utilities                                      132         1,538,563
Odakyu Electrical Railway
  Railroads & Equipment                                  8,000            26,784
Osaka Gas Co. Ltd.
  Electrical & Gas Utilities                            26,000            88,336
Rohm Co.
  Electronics                                            1,000           156,650
Sankyo Co. Ltd.
  Pharmaceuticals & Health                               5,000           126,064
Secom Co.
  Business Services                                      1,000           104,158

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(Continued)                             June 30, 1999

ISSUER/INDUSTRY                                         SHARES           VALUE
--------------------------------------------------------------------------------
77th Bank
  Banking                                                4,000      $     35,050
SMC Corp.
  Machinery & Engineering                                1,000           112,011
Shizuoka Bank
  Banking                                                8,000            79,755
Sony Corp.
  Household Appliances                                   3,000           323,634
Sumitomo Chemical
  Chemicals                                             17,000            77,995
Sumitomo Marine & Fire
  Insurance                                              7,000            42,242
Taisho Pharmacy  Co.
  Pharmaceuticals & Health                               4,000           132,264
Takeda Chemical Industry
  Pharmaceuticals & Health                               9,000           417,376
Tobu Railway Co.
  Railroads & Equipment                                  9,000            25,519
Tokyo Electronic Power
  Electric & Gas Utilities                              14,000           295,693
Tokyo Electronics
  Electronics                                            2,000           135,736
Tokyo Marine &
  Fire Insurance
  Insurance                                             16,000           173,927
Toyoda Automobile
  Machinery & Engineering                                3,000            50,963
Toyota Motor Corp.
  Automobiles                                            9,000           284,947
Uni Charm Corp.
  Food & Household
  Products                                               1,000            43,399
Yamato Transportation
  Trucking & Freight                                     4,000            69,769
                                                                     -----------
                                                                       8,495,715
                                                                     -----------
NETHERLANDS--2.6%
--------------------------------------------------------------------------------
Ahold NV
  Retailing                                              5,989           206,204
ING Groep NV
  Financial Services                                     3,812           206,304
Philips Electronics
  Household Appliances                                   1,729           170,481
Unilever NV
  Food & Household
  Products                                               4,771           321,404
                                                                     -----------
                                                                         904,393
                                                                     -----------
SINGAPORE--0.7%
--------------------------------------------------------------------------------
Overseas Chinese Bank
  Banking                                               10,000            83,431
Singapore Press Holding
  Publishing                                             6,000           102,233
Singapore Telecomm
  Telecommunications                                    27,000            46,322
                                                                     -----------
                                                                         231,986
                                                                     -----------
SPAIN--3.3%
--------------------------------------------------------------------------------
BCO Bilbao Vizcaya
  Banking                                               17,863           257,981
BCO Central Hispano
  Banking                                               45,314           471,791
Banco Popular
  Banking                                                2,398           172,421
Grupo Dragados
  Homebuilders                                          12,018           140,860
Tabacalera
  Beverage & Tobacco                                     5,911           119,430
                                                                     -----------
                                                                       1,162,483
                                                                     -----------
SWEDEN--3.7%
--------------------------------------------------------------------------------
ABB
  Business & Public Services                             1,721           161,173
Ericsson LM--Class B
  Electronics                                           24,887           798,882
Securitas
  Business & Public Services                            11,446           171,238
Svenska Cellulosa
  Paper                                                  5,797           150,234
                                                                     -----------
                                                                       1,281,527
                                                                     -----------
SWITZERLAND--5.3%
--------------------------------------------------------------------------------
Adecco
  Business & Public Services                               310           166,054
Novartis AG
  Pharmaceuticals & Health                                 493           719,639
Roche Holdings AGM
  Pharmaceuticals & Health                                  69           709,035
Zurich Versicherungs
  Insurance                                                416           236,476
                                                                     -----------
                                                                       1,831,204
                                                                     -----------
THAILAND--.0%
--------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.
  Banking                                                  600             1,310
                                                                     -----------

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(Continued)                             June 30, 1999

UNITED KINGDOM--25.1%
--------------------------------------------------------------------------------
Astrazeneca
  Pharmaceuticals
  & Health                                              10,011           387,080
Allied Irish Banks
  Banking                                               11,341           150,161
Bass
  Leisure & Tourism                                      7,942           115,171
British Airways
  Air Travel                                            16,520           114,054
British American Tobacco
  Beverage & Tobacco                                    14,598           137,715
British Aerospace Plc
  Aerospace & Military
  Technology                                            23,931           155,789
British Telecommunications Plc
  Telephone Utilities                                   74,954         1,254,713
Cable & Wireless
  Telecommunications                                    29,060           370,569
Carlton Communications
  Leisure & Tourism                                     14,878           123,355
Diageo Plc
  Beverage & Tobacco                                    23,821           250,256
GKN
  Machinery & Engineering                               11,209           191,347
General Electric Co. Plc
  Electrical & Electronics                              54,906           557,786
Glaxo Wellcome
  Pharmaceuticals & Health                              18,285           508,127
Granada Group Plc
  Business & Public Services                             7,654           141,759
Hanson
  Construction Materials                                17,323           155,641
Hong Kong & Shanghai
  Bank Corp. Holdings
  Banking                                                6,653           235,743
Imperial Chemical Industries
  Chemicals                                             19,164           189,248
Lloyds TSB Group Plc
  Banking                                               46,448           630,736
Misys
Business & Public Services                              17,624           150,845
National Grid Co.
  Electrical & Gas Utilities                            26,335           183,477
Pearson
  Broadcasting                                           7,316           148,646
Prudential Corp. Plc
  Insurance                                             19,319           284,722
Reuters Group
  Business & Public Services                            15,963           209,974
Rio Tinto
  Non-Ferrous Metals                                     7,414           124,226
Smiths Industries
  Machinery & Engineering                                8,739           115,984
SmithKline Beecham Plc
  Pharmaceuticals & Health                              44,914           584,065
TI Group
  Multi-Industry                                        21,940           147,323
Unilever Plc
  Food & Household
  Products                                              29,622           262,874
Vodafone
  Telephone Utilities                                   33,241           653,904
Williams
  Electrical Equipment                                  26,830           177,198
                                                                     -----------
                                                                       8,712,488
                                                                     -----------
TOTAL INVESTMENTS
(Identified Cost
   $29,021,937)                                           95.9%       33,256,996
OTHER ASSETS
   LESS LIABILITIES                                        4.1         1,418,451
                                                         -----       -----------
NET ASSETS                                               100.0%      $34,675,447
                                                         =====       ===========

Note: The Portfolio has the following industries over 10%: Pharmaceuticals & Health 12%; Telephone Utilities 12%.

See notes to financial Statements

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $29,021,937)       $33,256,996
Foreign currency, at value (Cost, $1,499,294)                         1,496,355
Receivable for investments sold                                         901,355
Dividends and interest receivable                                        60,253
--------------------------------------------------------------------------------
    Total assets                                                     35,714,959
--------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                      1,001,627
Payable to affiliates--Investment Advisory fees (Note 2)                  28,443
Other liabilities                                                         9,442
--------------------------------------------------------------------------------
    Total liabilities                                                 1,039,512
--------------------------------------------------------------------------------
NET ASSETS                                                          $34,675,447
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $34,675,447
================================================================================


INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $53,499)     $ 276,812
Interest                                                      1,516
--------------------------------------------------------------------------------
  Total investment income                                             $ 278,328
--------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees (Note 2)                           176,916
Administrative fees (Note 3)                                  8,847
--------------------------------------------------------------------------------
  Total expenses                                            185,763
Less aggregate amount waived by the Administrator (Note 3)   (8,847)
--------------------------------------------------------------------------------
  Net expenses                                                          176,916
--------------------------------------------------------------------------------
Net investment income                                                   101,412
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions                988,132
Net realized loss on foreign currencies transactions        (93,881)
--------------------------------------------------------------------------------
  Net realized gain                                                     894,251
--------------------------------------------------------------------------------
Unrealized depreciation of investments--                    (70,841)
Translation of other assets and liabilities denominated
  in foreign currencies--net                                 (6,511)
--------------------------------------------------------------------------------
Total unrealized depreciation of investments                            (77,352)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         816,899
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $918,311
================================================================================

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                      ENDED       YEAR ENDED
                                                  JUNE 30, 1999   DECEMBER 31,
                                                   (Unaudited)       1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
Net investment income                             $   101,412    $   150,293
Net realized gain on investments
  and foreign exchange transactions                   894,251      1,481,410
Unrealized appreciation (depreciation)
  of investments and foreign
  exchange transactions                               (77,352)     3,855,741
--------------------------------------------------------------------------------
  Net increase in net assets resulting
    from operations                                   918,311      5,487,444
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                         2,214,511      9,800,225
Value of withdrawals                               (5,696,932)   (11,818,432)
--------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                             (3,482,421)    (2,018,207)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:             (2,564,110)     3,469,237
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                37,239,557     33,770,320
--------------------------------------------------------------------------------
End of period                                     $34,675,447    $37,239,557
================================================================================


INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                                MAY 1, 1994
                           SIX MONTHS                                                          (COMMENCEMENT
                             ENDED                        YEAR ENDED DECEMBER 31,             OF OPERATIONS) TO
                         JUNE 30, 1999    ---------------------------------------------------    DECEMBER 31,
                           (Unaudited)        1998          1997          1996          1995         1994
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
  end of period
  (000's omitted)            $34,675        $37,240       $33,770       $49,056       $40,114       $32,153
Ratio of expenses
  to average
  net assets                   1.00%*         1.00%         1.00%         1.11%         1.20%         1.22%*
Ratio of net investment
  income to
  average net assets           0.57%*         0.42%         0.58%         0.65%         0.59%         0.60%*
Portfolio turnover               35%           118%           99%          109%           51%           25%

Note:If the Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Expenses to
  average net assets           1.05%*         1.05%         1.06%         1.13%           N/A          N/A
Net investment income
  to average net assets        0.52%*         0.37%         0.52%         0.63%           N/A          N/A
===============================================================================================================

  *Annualized

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES International Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.
Citibank is a wholly- owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

   B. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the actual amount received or paid.

   C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   D. ACCOUNTING FOR INVESTMENTS Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

   E. U.S. FEDERAL INCOME AND OTHER TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.Taxes are accrued and applied to net investment income and net realized gains as such income and/or gains are earned.

   F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   G. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $176,916 for the six months ended June 30, 1999. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $8,847, all of which was voluntarily waived for the six months ended June 30, 1999. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS For the six months ended June 30, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $12,477,071 and $15,863,336, respectively.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999 as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $30,521,231
================================================================================
Gross unrealized appreciation                                  $ 5,220,896
Gross unrealized depreciation                                     (988,776)
--------------------------------------------------------------------------------
Net unrealized appreciation                                    $ 4,232,120
================================================================================

6. EXPENSE FEES

SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

   The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator would on an annual basis exceed an agreed upon rate, which as of July 1, 1996 is 1.00% of average daily net assets.

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INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FINANCIAL INSTRUMENTS The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at June 30, 1999.

8. LINE OF CREDIT The Portfolio, along with the other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1999, the commitment fee allocated to the Portfolio was $46. Since the line of credit was established, there have been no borrowings.

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